Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Products And Services [Line Items]
Revenues	$ 236,114	$ 7,527	$ 229,968	$ 223,199
Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	143,365		139,982	137,093
Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	77,236		75,338	73,005
International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	9,517		9,919	9,188
Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	5,996		4,729	3,913
Fixed-line services [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	43,078		42,872	42,574
Fixed-line services [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	33,589		33,757	33,967
Fixed-line services [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	4,782		5,087	5,389
Sales [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	38,503		37,231	36,816
Sales [Member] | Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	5,066		3,803	3,034
Project Business [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	30,360		27,792	24,697
Project Business [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	4,106		4,016	2,841
Mobile Services [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	58,919		57,067	55,138
Mobile Services [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	9,530		9,152	9,119
Others [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	2,865		2,812	2,565
Others [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	3,757		4,637	5,222
Others [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	629		816	958
Others [Member] | Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	$ 930		$ 926	$ 879